Operating Costs	12 Months Ended
Dec. 31, 2025
Operating Costs [Abstract]
OPERATING COSTS

19. OPERATING COSTS

Operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and restaurants, cost of providing franchise services, cost of manufacturing products and consist of the following:

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Rental	277,652,599	258,046,448	246,116,497	35,194,191
Utilities	42,865,151	46,254,870	39,954,790	5,713,459
Personnel cost	145,561,157	153,679,021	124,394,069	17,788,115
Depreciation and amortization	92,987,860	102,538,301	79,918,234	11,428,155
Consumable, food and beverage	54,360,427	40,388,169	30,933,084	4,423,372
Costs of hotel manager of franchised-and-managed hotels	114,328,002	95,368,385	96,648,108	13,820,496
Material cost	171,832,538	108,606,199	80,270,746	11,478,564
Other costs of franchised-and-managed hotels	17,518,603	9,085,550	2,260,082	323,187
Others	30,332,477	8,620,371	13,898,822	1,987,506
Total	947,438,814	822,587,314	714,394,432	102,157,045